Acquisitions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended
	Apr. 02, 2014 Subsequent Event	Mar. 31, 2014 Selling, General and Administrative Expenses	Nov. 01, 2012 Kinetek Group Inc. ("Kinetek")	May 31, 2012 Ansaldo Sistemi Industriali S.p.A. ("Nidec ASI")	Apr. 02, 2012 Minster Machine Company	Sep. 28, 2012 Avtron Industrial Automation, Inc. ("Avtron")	Oct. 02, 2012 SCD Co., Ltd.	Dec. 28, 2012 Nidec Kaiyu Auto Electric (Jiangsu) Co., Ltd. ("Kaiyu")	Jan. 02, 2014 Mitsubishi Materials C.M.I. Corporation ("CMI")	Mar. 31, 2014 Honda Elesys Co., Ltd. ("Elesys")
Business Acquisition [Line Items]
Business acquisition, cash paid			¥ 35,697	¥ 36,564	¥ 9,202	¥ 4,861	¥ 3,305	¥ 1,018	¥ 5,228	¥ 24,320
Business acquisition, percentage of ownership acquired							51.40%	51.00%
Business acquisition, Acquisition-related cost		¥ 147
Common stock, stock split	2